Current and Deferred Portion of Income Tax Expense (Benefit) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Current income tax expense	$ 46,332,564	$ 21,970,299	$ 8,390,910
Deferred income tax expense (benefit)	8,428,830	365,280	5,389,155
Income taxes	$ 54,761,394	$ 22,335,579	$ 13,780,065